Financial instruments - Fair values and risk management - Currency risk related to operating (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Operating expense	$ (729,268)	$ (761,747)	[1]	$ (698,515)	[1]
EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(5,662)	(4,002)		(6,311)
Operating expense	(105,172)	(95,278)		(89,761)
USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(21,564)	(18,735)		(9,955)
Operating expense	(624,096)	(666,469)		(608,754)
Treasury Notes | EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	(38,654)	(122,788)		(60,342)
Treasury Notes | USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	$ 0	$ 0		$ 0

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.